Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Current deposits	€ 134,875	€ 63
Cash in hand and at banks	444,772	741,919
Total cash and cash equivalents	€ 579,647	€ 741,982	€ 1,033,792	€ 886,521